Loans Receivables, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes Receivable [Abstract]
Schedule of loan portfolio
	As of
	March 31, 2023	December 31, 2022
Mortgage loans	$1,580,150	$1,589,871

Reclassifying as:
Current portion	$517,376	$517,479
Non-current portion	1,062,774	1,072,392
Loans receivables, net	$1,580,150	$1,589,871

	As of December 31,
	2022	2021
Mortgage loans	$1,589,871	$3,908,925
Personal loans to affiliates, unsecured	—	76,799
Total loans	1,589,871	3,985,724
Less: allowance for loan losses	—	(76,799)
Loans receivables, net	$1,589,871	$3,908,925

Reclassifying as:
Current portion	$517,479	$123,611
Non-current portion	1,072,392	3,785,314
Loans receivables, net	$1,589,871	$3,908,925

Schedule of the allowance for loan losses
	As of December 31,
	2022	2021
Balance at beginning of year	$76,799	$88,436
Written-off	(76,799)	(11,637)
Balance at end of year	$—	$76,799

Schedule of age analysis of loans by class
	As of December 31,
	2022	2021
Within credit term	$1,589,871	$3,908,925
Past due:
30 – 59 days	—	—
60 – 89 days	—	—
90 or more days due and still accruing interest	—	—
Nonaccrual	—	—
Total loans	$1,589,871	$3,908,925

Schedule of the maturities of loan balances
	As of December 31,
Maturities	2022	2021
Within 1 year	$517,479	$123,611
1 – 5 years	76,040	1,160,591
5 – 10 years	149,342	939,081
More than 10 years	847,010	1,685,642
Total loans	$1,589,871	$3,908,925

Schedule of presents credit quality exposures by internally assigned risk ratings
	As of December 31,
Credit grades	2022	2021
Pass	$1,589,871	$3,908,925
OAEM	—	—
Substandard	—	—
Doubtful	—	—
Loss	—	—
Total loans	$1,589,871	$3,908,925